SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax current year	$ 10	$ 529	$ 500
Over provision for previous years	(50)		(270)
Deferred tax	(13)
Income tax expense (benefit)	$ (53)	$ 529	$ 230